Debt (Tables)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2013	2012
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	—	225,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2014	2,045	589
Euro bonds 4.125%, due 2016	260,200	253,220
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	60,540	75,174
Other long-term debt, including capitalized leases	556	552
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	$1,495,960	$1,503,946